Revenue - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	£ 2,809	£ 2,514	£ 2,246
Future revenues in relation to unfulfilled performance obligations	1,400	1,500	6,100
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 0	0	0
Weighted average
Disclosure of disaggregation of revenue from contracts with customers [line items]
Weighted average amortization period for contract liabilities	26 years
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 1,400	£ 1,500	£ 1,900
Remaining performance obligation, expected timing of satisfaction, period	25 years
UK Electricity Transmission | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	40 years
UK Electricity Distribution | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	69 years
New England | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	51 years
New York | Connections
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	51 years